Risk management and financial instruments (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Risk management and financial instruments
Loans and borrowings	R$ 166,834	R$ 208,138	R$ 98,975
Cash and cash equivalents	(100,243)	(582,231)	R$ (59,979)	R$ (12,342)
Net debt	66,591	(374,093)
Total equity	R$ 953,336	R$ 1,203,202
Net debt/Shareholders' equity (%)	0.07%	(0.31%)